SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 257	$ 607
Less accumulated depreciation and amortization		(172)	(114)
Property and equipment, net	$ 92	85	493
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		28	40
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		19	19
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			274
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 210	$ 274